Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2016
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

	2016		2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$21,335	$22,171	$4,623	$15,187
Unused lines of credit	$3,714	$29,621	$647	$19,764
Standby letters of credit	$991	$-	$1,154	$-